Annual Total Returns [BarChart] - Unconstrained Bond Series - CLASS S	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	4.91%
Annual Return 2012	10.94%
Annual Return 2013	(0.02%)
Annual Return 2014	3.18%
Annual Return 2015	(0.88%)
Annual Return 2016	4.08%
Annual Return 2017	3.19%
Annual Return 2018	0.20%
Annual Return 2019	5.01%
Annual Return 2020	7.54%